Borrowings - Schedule of Future Loan Payments (Details) - Sep. 30, 2025	USD ($)	CNY (¥)
Schedule of Future Loan Payments [Abstract]
One year	$ 980,842	¥ 6,982,615
Two years	73,102	520,416
Total long-term	$ 1,053,944	¥ 7,503,031